Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥) Tranche	Feb. 28, 2019 USD ($) Tranche	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)
Other Commitments [Line Items]
Rental expenses under operating leases	¥ 60,995	$ 9,116	¥ 42,349	¥ 20,355
Funding commitments obligation	55,000				$ 8,220
Funding Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose
Other Commitments [Line Items]
Funding commitments obligation	100,000
Funding commitments recorded as accrued expenses	¥ 20,000				$ 2,989
Funding commitments obligation period	5 years	5 years
Number of tranches for funding commitments fund | Tranche	5	5
Number of remaining tranches for funding commitments fund | Tranche	2	2
Funding Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose | First Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses							¥ 10,000
Funding Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose | Second Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses						¥ 15,000
Funding Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose | Third Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses	¥ 20,000